Consolidated Statement of Changes in Equity - USD ($) $ in Millions	Total	Share capital [member] BHP Billiton Limited [Member]	Share capital [member] BHP Billiton Plc [Member]	Treasury shares [member] BHP Billiton Limited [Member]	Treasury shares [member] BHP Billiton Plc [Member]	Reserves [member]	Retained earnings [member]	Attributable to BHP shareholders [member]	Non-controlling interests [Member]
Beginning balance at Jun. 30, 2015	$ 70,545	$ 1,186	$ 1,057	$ (19)	$ (57)	$ 2,557	$ 60,044	$ 64,768	$ 5,777
Total comprehensive income (loss)	(6,184)					60	(6,420)	(6,360)	176
Transactions with owners:
Purchase of shares by ESOP Trusts	(106)			(106)				(106)
Employee share awards exercised net of employee contributions	2			118	31	(193)	46	2
Employee share awards forfeited						(26)	26
Accrued employee entitlement for unexercised awards	140					140		140
Dividends	(4,326)						(4,154)	(4,154)	(172)
Ending balance at Jun. 30, 2016	60,071	1,186	1,057	(7)	(26)	2,538	49,542	54,290	5,781
Total comprehensive income (loss)	6,173					(59)	5,900	5,841	332
Transactions with owners:
Purchase of shares by ESOP Trusts	(108)			(105)	(3)			(108)
Employee share awards exercised net of employee contributions				110	28	(167)	29
Employee share awards forfeited						(18)	18
Accrued employee entitlement for unexercised awards	106					106		106
Distribution to non-controlling interests	(16)								(16)
Dividends	(3,472)						(2,871)	(2,871)	(601)
Divestment of subsidiaries, operations and joint operations	(28)								(28)
Ending balance at Jun. 30, 2017	62,726	1,186	1,057	(2)	(1)	2,400	52,618	57,258	5,468
Total comprehensive income (loss)	4,726					(87)	3,695	3,608	1,118
Transactions with owners:
Purchase of shares by ESOP Trusts	(171)			(159)	(12)			(171)
Employee share awards exercised net of employee contributions				156	$ 13	(139)	(30)
Employee share awards forfeited						(2)	2
Accrued employee entitlement for unexercised awards	123					123		123
Distribution to non-controlling interests	(14)								(14)
Dividends	(6,720)						(5,221)	(5,221)	(1,499)
Transfer to non-controlling interests						(5)		(5)	5
Ending balance at Jun. 30, 2018	$ 60,670	$ 1,186	$ 1,057	$ (5)		$ 2,290	$ 51,064	$ 55,592	$ 5,078